New and amended standards and interpretations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Disclosure of Initial application of Standards or Interpretations

Description	Standard Reference	IASB Effective Date

Property, plant and equipment – proceeds before intended use	Amendments to IAS 16	January 1, 2022
Onerous contracts – cost of fulfilling a contract	Amendments to IAS 37	January 1, 2022
Amendments to IFRS 1, IFRS 9, IFRS 16, and IAS 41	Annual improvements to IFRS standards 2018-2020 cycle	January 1, 2022
Reference to the conceptual framework	Amendments to IFRS 3	January 1, 2022

New and amended standards and interpretations
On has adopted the following amendments for fiscal year 2022. The amendments did not have a material impact on the consolidated financial statements.

Description	Standard Reference	IASB Effective Date

Property, plant and equipment – proceeds before intended use	Amendments to IAS 16	January 1, 2022
Onerous contracts – cost of fulfilling a contract	Amendments to IAS 37	January 1, 2022
Amendments to IFRS 1, IFRS 9, IFRS 16, and IAS 41	Annual improvements to IFRS standards 2018-2020 cycle	January 1, 2022
Reference to the conceptual framework	Amendments to IFRS 3	January 1, 2022

Further, at the date of authorization of these consolidated financial statements, On has not applied the following new and revised IFRS Standards that have been issued by the IASB but are not yet effective:

Description	Standard Reference	IASB Effective Date

Insurance contracts	IFRS 17	January 1, 2023
Classification of liabilities as current or non-current	Amendments to IAS 1	January 1, 2023
Presentation of Financial Statements, Disclosure of Accounting Policies	Amendments to IAS 1	January 1, 2023
Income Taxes- Deferred tax related to assets and liabilities arising from a single transaction	Amendments to IAS 12	January 1, 2023
Accounting Policies, Changes in Accounting Estimates and Errors	Amendment to IAS 8	January 1, 2023
Sale and leaseback transactions	Amendment to IFRS 16	January 1, 2024
Long-term debt with covenants	Amendments to IAS 1	January 1, 2024

On does not expect that the adoption of the standards listed above will have a material impact on the financials of On in the current or future reporting periods.